Assets and Disposal Groups Held For Sale - Assets Held For Sale (Details) - Held for sale - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Investment accounted for using the equity method	¥ 0	¥ 450
Total assets	¥ 0	¥ 450